Accounts Receivable (Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts) (Details) (USD $) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 91,980	$ 83,414
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	88,938	80,048
U.S. Government And Prime Contractors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 3,042	$ 3,366